Segment Information - Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments (Details) - Previously Reported [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Total segment assets	$ 19,584,537	$ 12,691,527
Total property and equipment, net	50,594	85,807
Right-of-use assets, net	516,167	653,730
EXTEND [Member]
Segment Reporting Information [Line Items]
Total segment assets	893,397	1,381,124
Total property and equipment, net		577
Right-of-use assets, net	57,315	91,458
Other subsidiaries [Member]
Segment Reporting Information [Line Items]
Total segment assets	18,691,140	11,310,403
Total property and equipment, net	50,594	85,230
Right-of-use assets, net	$ 458,852	$ 562,272